Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll and other welfare	$ 1,522,934	$ 1,441,625
Other accrued expenses	276,860	329,620
Total	$ 1,799,794	$ 1,771,245